Disposals and impairment - Schedule of proceeds and principal gains and losses on disposals by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposals of fixed assets	$ 1,142	$ 328	$ 133
Proceeds from disposals of businesses, net of cash disposed	1,714	2,578	1,193
Proceeds from disposal of fixed assets and businesses, net of cash disposed	2,856	2,906	1,326
gas & low carbon energy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	1,702	840	536
oil production & operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	272	1,699	333
customers & productsa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	840	291	436
other businesses & corporate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from disposal of fixed assets and businesses, net of cash disposed	$ 42	$ 76	$ 21